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Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund

Annual Report     December 31, 2000

SHAREHOLDER LETTER


Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Annual Report for the year ended December 31, 2000.

The U.S. economy continued its strong advance from 1999 into the period under review. The tightest job market in decades was a major inspiration for the carefree spending of Americans within this record 10-year period of expansion. As a result of this red-hot economy, the Federal Reserve tightened credit in an attempt to guide the record expansion to a soft landing -- that is, a more sustainable rate of growth and one that doesn't invite inflation.

Following the strict, inflation-slaying policy regime that spanned back to June, 1999 and brought interest rates to a near-decade high, the Fed feared it may have gone too far. At the December 19 policy meeting, the Fed left interest rates alone but said it believed the risks were weighted mainly toward conditions that may generate economic weakness in the foreseeable future. As the Year 2000 neared conclusion, a further slowing of the economy coupled with job cuts and declining consumer confidence resulting from higher energy prices and stock market uncertainty translated into a high probability for aggressive Fed easing. Expect the Fed to do what it takes to get the economy back on track.

Ending a dismal year for stocks, the Dow Industrials registered its first losing year in a decade while the Nasdaq experienced the most devastating loss in its 30-year history, ending 2000 down a bruising 39 percent. Tech stocks appeared to laugh at the Fed's rate increases at the start of the year but the hikes hit their target, slowing the economy and negativity affecting companies' bottom lines and stock prices. The Nasdaq closed off a whopping 51.9 percent from its all time high set on March 10. The Dow finished the year down 6.2 percent while the S&P 500 saw 9.1 percent of its value lopped off. Indeed, investors endured lots of pain in 2000. Using the Wilshire 5000 Index as a gauge for the broad market, $3.38 trillion in wealth was obliterated since the index peaked on March 24. What will be critical during the first half of 2001 is the extent of the impact of a slowing economy and rising costs on profit margins.

Rising rates early in 2000 presented challenges for the bond markets as bond prices fall when interest rates rise. However, following the 50 basis point rate hike in May and signs of a cooling economy, the bond markets rallied sending rates lower. As the end of 2000 neared, job cuts, slower economic growth, stock market uncertainty and signs of an imminent interest-rate cut led to additional gains in the fixed income arena.

In this type of market environment, it is even more important than ever to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual fund performance as well as the fund's portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds during these turbulent times in the market. As always we will do our best to make sure your experience as a shareholder is a rewarding one.


Sincerely,


/s/ Shannon D. Radke
Shannon D. Radke
President
Viking Mutual Funds

Viking Tax-Free Fund for Montana

By: Shannon D. Radke
    President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of +10.23% (at net asset value with distributions reinvested) for the year ended December 31, 2000. The Fund outperformed the average of its peers in the Lipper Other States Municipal Debt Funds Category, which returned +9.90% for the same period.

In an attempt to cool down a hot economy and diminish the risk of higher inflation going forward, the Fed raised rates six times from June 1999 to May 2000. Anticipation of rate hikes led to higher municipal yields and a resulting decrease in the Fund's share price during the first part of the year. However, following the 50 basis point rate hike in May and signs of a cooling economy, municipal yields fell and the Fund's share price increased. Continued slowing of the economy and falling consumer confidence later in the year contributed to further gains in the Fund's share price as the likelihood of Fed easing sent municipal yields lower.

Despite the relative scarcity of Montana municipal bonds throughout the year, the Fund was able to obtain an adequate supply of high quality bonds having various maturities. Purchases throughout the period included Gallatin County School District for Bozeman, Lewis & Clark County School District for Helena, Montana State Board of Housing, Montana State Board of Regents for the University of Montana and several other issues. Adding the various purchases to the portfolio resulted in a duration at December 31, 2000 of 9.08 years. Average credit quality at year-end was a lofty AA+.

Going forward, the Fund will continue to be managed with a long-term perspective while seeking out high quality issues throughout the state. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

By nature, markets are subject to abrupt swings and the performance of the equity markets in 2000 speaks to the merits of disciplined asset allocation. We believe municipal bond funds can play an important role in the asset allocation investment strategy.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2000
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]

<CONTENTS>
                               Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
August 31, 2000                     $ 9,748                    $10,206                 $10,592
December 31, 2000                   $10,058                    $10,531                 $10,998


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/00. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through December 31, 2000                One Year     (Est. 8/3/99)
-------------------------------------------------------------------
Excluding Sales Charge                    10.23%          3.67%
Including Sales Charge                     5.31%          0.41%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.

Viking Tax-Free Fund for North Dakota

By: Shannon D. Radke
    President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of +11.30% (at net asset value with distributions reinvested) for the year ended December 31, 2000. The Fund outperformed the average of its peers in the Lipper Other States Municipal Debt Funds Category, which returned +9.90% for the same period.

In an attempt to cool down a hot economy and diminish the risk of higher inflation going forward, the Fed raised rates six times from June 1999 to May 2000. Anticipation of rate hikes led to higher municipal yields and a resulting decrease in the Fund's share price during the first part of the year. However, following the 50 basis point rate hike in May and signs of a cooling economy, municipal yields fell and the Fund's share price increased. Continued slowing of the economy and falling consumer confidence later in the year contributed to further gains in the Fund's share price as the likelihood of Fed easing sent municipal yields lower.

Purchases throughout the period included Fargo School District, Mandan G.O., Minot Airport Revenue, North Dakota State Housing Finance Agency, North Dakota Student Loan Revenue and several other issues. Adding the various purchases to the portfolio resulted in a duration at December 31, 2000 of 7.84 years. Average credit quality at year-end was a lofty AA+.

Going forward, the Fund will continue to be managed with a long-term perspective while seeking out high quality issues throughout the state. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

By nature, markets are subject to abrupt swings and the performance of the equity markets in 2000 speaks to the merits of disciplined asset allocation. We believe municipal bond funds can play an important role in the asset allocation investment strategy.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2000
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

<CONTENTS>
                               Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota          for North Dakota             Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
August 31, 2000                     $ 9,833                    $10,295                 $10,592
December 31, 2000                   $10,252                    $10,734                 $10,998


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/00. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through December 31, 2000                One Year     (Est. 8/3/99)
-------------------------------------------------------------------
Excluding Sales Charge                    11.30%          5.11%
Including Sales Charge                     6.25%          1.77%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.


Viking Large-Cap Value Fund

By: J. Peter Skirkanich, Investment Committee Chairman
      Shannon D. Radke, President

Viking Large-Cap Value Fund provided a total return of +12.67% (at net asset value with distributions reinvested) for the year ended December 31, 2000. The Fund outperformed the average of its peers in the Lipper Multi-Cap Value Funds Category which returned +8.84% for the same period.

Ending a dismal year for stocks, the Dow Industrials registered its first losing year in a decade while the Nasdaq experienced the most devastating loss in its 30-year history, ending 2000 down a bruising 39 percent. Tech-stocks appeared to laugh at the Fed's rate increases at the start of the year but the hikes hit their target, slowing the economy and negativity affecting companies' bottom lines and stock prices. The Nasdaq closed off a whopping 51.9 percent from its all time high set on March 10. The Dow finished the year down 6.2 percent while the S&P 500 saw 9.1 percent of its value lopped off.

Certainly, the make-up of one's portfolio had a direct impact on the level of one's New Year's Eve cheer. Did 2000 mark the end of the greatest bull market in history or simply an overdue correction of the mania in the Internet, telecom, media and technology sectors? For many investors it may be a new economy, but it is certainly not a new paradigm. The old economy rules of supply and demand, the importance of equity valuation and the psychological dynamic of greed giving way to fear reasserted themselves in 2000, especially in the fourth quarter. Those who stayed with a value strategy had a Happy New Year.

Our Fund performance was driven by our holdings in energy, food, drugs and financials. Also individual old and new investments in Emerson Electric, Tenet Healthcare, Proctor & Gamble and 3M paid off handsomely. We certainly had our share of disappointments this past year, but then those were easy to come by. Importantly, we took our losses in most of the disappointments and went on to new investment opportunities. Also, we sold most of our technology holdings at attractive levels, especially Intel and Hewlett-Packard. It was a year that rewarded stock selection, as equity minefields lurked everywhere. Four of our holdings were among the top 36 performers on a price basis in the S&P 500. There were Anadarko Petroleum (+108%), Washington Mutual (+105%), Tenet Healthcare (+89%) and El Paso Energy (+85%).

The Fund's top sector weightings at December 31 included Industrial Products, Energy/Oil, Chemicals, Computer/Communications Related and Banks. The top five holdings were El Paso Energy, Emerson Electric, Heinz, Kimberly-Clark and CVS Corporation.

The past year provided a painful lesson to many investors, but more than ever validated the need for discipline in stock selection. We remain confident that valuation does matter and that our investments in proven companies with strong profit potential will result in premium returns over the long haul with substantially less volatility. Long term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2000
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

<CONTENTS>
                                Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,479                    $10,000                 $10,000
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
August 31, 2000                     $ 9,957                    $10,505                 $10,078
December 31, 2000                   $10,598                    $11,181                 $10,535



The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/00. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through December 31, 2000                One Year     (Est. 8/3/99)
-------------------------------------------------------------------
Excluding Sales Charge                    12.67%          8.18%
Including Sales Charge                     6.74%          4.17%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.


VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2000

Viking Tax-Free Fund for Montana

<CONTENTS>
                                                     PRINCIPAL          MARKET
                                                      AMOUNT            VALUE
                                                     -----------------------------
MUNICIPAL BONDS  99.8%
General Obligations  16.7%
Broadwater Cnty MT Sch Dist No. 1
     Townsend (AMBAC)  4.95%  07/01/16                $   25,000       $   24,994
Broadwater Cnty MT Sch Dist No. 1
     Townsend (AMBAC)  5.20%  07/01/21                    25,000           25,463
Cascade Cnty MT High Sch Dist B Bldg GO
     (FGIC)  5.40%  07/01/15                              10,000           10,438
Gallatin Cnty MT High Sch Dist No. 7
     Bozeman  5.25%  06/01/12                             10,000           10,132
Jefferson Cnty MT Sch Dist No 27
     (AMBAC)  5.60%  07/01/20                              5,000            5,178
Lewis & Clark Cnty High Sch Dist 1 Helena
     (FSA)  5.40%  07/01/12                               10,000           10,365
Montana St. Long Range Building
     Pg - Ser C G.O.  5.00%  08/01/17                     20,000           19,748
Puerto Rico Commonwealth  (AMBAC)
     5.50%  07/01/13                                       5,000            5,191
Puerto Rico Commonwealth  (MBIA)
     5.375%  07/01/25                                     25,000           25,484
Puerto Rico Commonwealth  (MBIA)
     5.375%  07/01/25                                     25,000           25,589
Puerto Rico Mun Fin Agy Ref Ser B  (FSA)
     5.50%  08/01/17                                      25,000           26,524
                                                                        ----------
                                                                          189,106
                                                                        ----------

Continuing Care Revenue Bonds  7.2%
MT St Hlth Facs Auth Rev Hillcrest Sr Cntr
     6.90%  06/01/15                                      30,000           29,762
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr
     7.375%  06/01/30                                     10,000           10,192
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr
     7.25%  06/01/25                                      35,000           35,581
MT Hlth Facs Auth Master Ln Program
     Lutheran Home B  6.00%  10/01/08                      5,000            5,271
                                                                        ----------
                                                                           80,806
                                                                        ----------

Higher Education Revenue Bonds  16.5%
MT Brd Reg (U of M) Hgher Ed Rev Esc C
     (MBIA)  5.20%  11/15/09                               5,000            5,214
MT Brd Reg (U of M) Hgher Ed Rev Unref C
     (MBIA)  5.20%  11/15/09                               5,000            5,173
MT Hgher Ed Stud Assist Crp Stud Ln Rev
     Ser B  5.10%  12/01/01                               20,000           19,893
MT St Hgher Ed Stud Assist Corp Rev Ser B
     6.40%  12/01/32                                      25,000           26,414
MT St Brd Regents (MSU) Rev Hghr Ed Fac
     Imp C (MBIA)  5.60%  11/15/06                        10,000           10,051
*MT Brd Regents (MSU) Ref & Imp Hghr Ed
     Facs-D (MBIA)  5.375%  11/15/21                      25,000           25,233
MT St Brd Regents (MSU) Rev Facs
     Imp-E (AMBAC)  5.00%  11/15/21                       15,000           14,620
MT Brd Regents (U of M) Hgher Ed Rev
     Ser F (MBIA) 5.75%  05/15/20                         10,000           10,514
MT Brd Regents (U of M) Hgher Ed Rev
     Ser F (MBIA) 5.75%  05/15/24                         55,000           58,825
Univ of MT Revs Higher Ed Facs Imp
     Ser D (MBIA) 5.375%  05/15/19                        10,000           10,134
                                                                        ----------
                                                                          186,071
                                                                        ----------
Hospital Revenue Bonds  15.5%
MT Hlth Facs Auth Sisters Chrty Leavenworth
     (MBIA)  5.00%  12/01/24                              30,000           28,513
MT St Hlth Facs Auth Rev Providence Serv
     (MBIA)  5.375%  12/01/25                             10,000            9,965
MT St Hlth Fac Auth Rev Montana St Hosp
     (AMBAC) 5.00%  06/01/18                              25,000           24,389
MT St Hlth Facs Auth Hlth Care Rev Sidney
     Hlth Center (ACA)  5.50%  09/01/13                    5,000            4,970
MT St Hlth Fac Auth Rev Ref & Imp
     Sidney Hlth Center (ACA)  6.25%  09/01/29            50,000           51,079
MT Hlth Fac Auth Mstr Ln Program Marcus
     Daly Hosp A  6.00%  08/01/20                          5,000            5,135
MT St Hlth Fac Auth Rev St. Peters Hosp
     5.50%  06/01/11                                      25,000           25,252
Puerto Rico Tourist Med & Environment
     Hosp Auxilio  (MBIA)  5.50%  07/01/17                25,000           26,072
                                                                        ----------
                                                                          175,375
                                                                        ----------
Housing Revenue Bonds  10.7%
MT St Brd Hsg Sngle Fam Mtg Ser A-2
     5.40%  06/01/07                                      25,000           25,745
MT St Brd Hsg Sngle Fam Mtg Ser B-1
     7.30%  10/01/17                                      40,000           40,820
MT St Brd Hsg Sngle Fam Ser RA
     6.10%  12/01/07                                       5,000            4,988
MT St Brd Hsg Sngle Fam Mtg Ser A-2
     5.75%  06/01/30                                      50,000           50,028
                                                                        ----------
                                                                          121,581
                                                                        ----------
Utility Revenue Bonds  7.7%
Forsyth MT PCR Ref Puget Sound Pwr & Lght
     (AMBAC)  7.05%  08/01/21                             15,000           15,297
Forsyth MT PCR Ref Puget Sound Pwr & Lght
     (AMBAC)  6.80%  03/01/22                              5,000            5,174
Forsyth MT PCR Ref Montana Power
     (AMBAC)  6.125%  05/01/23                             5,000            5,235
Forsyth MT PCR Rev Ref Montana Power
     (AMBAC)  5.90%  12/01/23                             60,000           61,613
                                                                        ----------
                                                                           87,319
                                                                        ----------
Power Authority Revenue Bonds  6.8%
Puerto Rico Elec Pwr Auth Pwr Rev Ser DD
     (FSA)  5.25%  07/01/16                               25,000           25,874
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA
     (MBIA)  5.375%  07/01/27                             50,000           51,349
                                                                        ----------
                                                                           77,223
                                                                        ----------
Transportation Revenue Bonds  8.7%
*Billings MT Airport Rev Ref (MBIA)
     6.20%  07/01/20                                      25,000           27,195
Puerto Rico Hwy & Trans Auth Hwy Rev
     Ref-W  (FSA)  5.50%  07/01/17                        20,000           20,282
Puerto Rico Hwy & Trans Auth Hwy Rev
     Ref-X  (FSA)  5.25%  07/01/21                        10,000            9,906
Puerto Rico Hwy & Trans Auth Hwy Rev
     Ref-X  (FSA)  5.50%  07/01/19                        30,000           30,856
Puerto Rico Hwy & Trans Auth Hwy Rev
     Ref-X  (MBIA)  5.25%  07/01/21                       10,000            9,918
                                                                        ----------
                                                                           98,157
                                                                        ----------
Other Revenue Bonds  10.0%
Anaconda Deer Lodge Cnty Sld Waste Rev
     Arco  6.375%  10/01/16                                5,000            5,138
MT St Hlth Fac Auth Prerelease Ctr Andrew
     Proj  6.30%  10/01/20                                25,000           25,137
Puerto Rico Childrens Trust Fund Tobacco
     Settlement Rev  6.00%  07/01/26                      50,000           51,561
Puerto Rico Pub Bldg Auth Pub Ed & Hlth
     Facs  (FSA)  5.75%  07/01/15                          20,000          20,701
Puerto Rico Pub Fin Corp Commonwealth
     Aprop-A  (AMBAC)                                      10,000          10,665
                                                                        ----------
                                                                          113,202
                                                                        ----------
Total Municipal Bonds (cost $1,107,236)                                 1,128,840

SHORT-TERM INVESTMENTS  1.2%
Goldman-Sachs Financial Square Tax-Free Money Market                       13,650
                                                                        ----------
Total Short-Term Investments (cost $13,650)                                13,650
                                                                        ----------
TOTAL MARKET VALUE OF
     SECURITIES OWNED  101.0%  (COST $1,120,886)                        1,142,490
RECEIVABLES AND OTHER ASSETS
     NET OF LIABILITIES  (1.0%)                                           (11,045)
                                                                        ----------
NET ASSETS APPLICABLE TO 115,227
     SHARES (0.001 PAR VALUE)
     OUTSTANDING - 100.0%                                               1,131,445
                                                                        ==========

--------------------------------------------

Summary of Abbreviations:
  ACA - Insured by the ACA Financial Guaranty Corporation
  AMBAC - Insured by the AMBAC Indemnity Corporation
  FGIC - Insured by the Financial Guaranty Insurance Company
  FSA - Insured by the Financial Security Assurance
  MBIA - Insured by the Municipal Bond Insurance Association

*Indicated bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2000

Viking Tax-Free Fund for North Dakota

<CONTENTS>
                                                     PRINCIPAL          MARKET
                                                      AMOUNT            VALUE
                                                     -----------------------------
MUNICIPAL BONDS  98.9%
General Obligations  9.4%
Fargo ND Ref & Impt - Ser A
     4.80%  05/01/08                                 $    5,000        $    5,042
Grand Forks ND G.O. Tax Increment
     Ser B  5.80%  12/01/14                               5,000             5,236
Grand Forks ND Park District Ref Impt
     (AMBAC)  5.50%  05/01/24                             5,000             5,158
Mandan ND Ref Impt G.O.
     5.50%  05/01/14                                     15,000            15,251
                                                                        ----------
                                                                           30,687
                                                                        ----------
Education Revenue Bonds  3.1%
Fargo ND School District Bldg Auth Rev First
     Mtg Ser B (AMBAC)  5.00%  05/01/10                  10,000            10,153
                                                                        ----------
                                                                           10,153
                                                                        ----------
Higher Education Revenue Bonds  4.7%
Fargo ND Lease Rev NDSU Lease Oblig
     Ser-A  (AMBAC)  5.60%  10/01/21                     10,000            10,313
NDSU Ag & Applied Science Univ Rev Ref
     Hsg & Aux Facs  6.40%  04/01/10                      5,000             5,149
                                                                        ----------
                                                                           15,462
                                                                        ----------
Hospital Revenue Bonds  19.0%
Carrington ND Hlth Fac Rev Hlth Ctr
     Proj  6.25%  11/15/15                               15,000            15,534
Grand Forks ND Hlth Care Facs Untd Hosp
     Oblig Group (MBIA)  6.25%  12/01/24                 25,000            26,365
Ward County ND Health Care Facilities Rev
     Trinity Olbig. Grp - B  7.50%  07/01/21             20,000            20,345
                                                                        ----------
                                                                           62,244
                                                                        ----------
Housing Revenue Bonds  14.0%
ND St Hsg Fin Agy Rev Hsg Fin Pg
     Home Mtg D  6.25%  01/01/20                          5,000             5,071
ND St Hsg Fin Agy Rev Hsg Fin Pg
     Home Mtg A  6.60%  01/01/04                          5,000             4,993
ND St Hsg Fin Agy Hsg Fin Home
     MTG-C-RMK  6.10%  07/01/28                          10,000            10,339
ND St Hsg Fin Agy Rev Hsg Fin Pg
     Home Mtg B  5.85%  07/01/28                         25,000            25,349
                                                                        ----------
                                                                           45,752
                                                                        ----------
Power Authority Revenue Bonds  6.7%
Puerto Rico Electric Power Auth Rev
     (MBIA) 6.00%  07/01/11                              10,000            11,293
                                                                        ----------
                                                                           11,293
                                                                        ----------
Utility Revenue Bonds  4.5%
Mercer Cnty Poll Ctl Rev Basin Electric
     Power Coop  (AMBAC)  6.05%  01/01/19                10,000            10,519
Oliver Cnty PCR Ref Square Butte Elec-A
     (AMBAC)  5.30%  01/01/27                            10,000             9,797
Oliver County ND Solid Waste Rev Ref Square
     Butte Elec - B (AMBAC)  5.45%  01/01/24              5,000             4,935
                                                                        ----------
                                                                           25,251
                                                                        ----------
Transportation Revenue Bonds  4.6%
Minot ND Airport Revenue
     5.40%  10/01/09                                     15,000            15,166
                                                                        ----------
                                                                           15,166
                                                                        ----------
Water Revenue Bonds  3.1%
ND St Water Comm Rev Water Dev - SW
     Pipeline A  (AMBAC)  5.70%  07/01/17                10,000            10,355
                                                                        ----------
                                                                           10,355
                                                                        ----------
Other Revenue Bonds  29.8%
Puerto Rico Childrens Trust Fund Tobacco
     Settlement Rev  6.00%  07/01/26                     15,000            15,468
Grand Forks ND Sales Tax Rev Aurora
     Project Ser A (MBIA)  5.625%  12/15/29              25,000            25,591
ND St Muni Bond Bank St Revolv Fund
     Prog - Ser A  5.75%  10/01/16                       10,000            10,523
North Dakota St Bldg Auth Lease Rev
     Ser A  5.125%  12/01/13                             10,000            10,044
ND State Student Loan Rev Ser A (AMBAC)
     7.00%  07/01/05                                     25,000            25,318
Puerto Rico Mun Fin Agy Ser A
     (FSA)  5.50%  07/01/21                              10,000            10,472
                                                                        ----------
                                                                           97,416
                                                                        ----------

Total Municipal Bonds (cost $314,148)                                     323,779

TOTAL MARKET VALUE OF SECURITIES
     OWNED  98.9% (COST $314,148)                                         323,779

RECEIVABLES AND OTHER ASSETS NET
     NET OF LIABILITIES  1.1%                                               3,496
                                                                        ----------
NET ASSETS APPLICABLE TO 32,905
     SHARES (0.001 PAR VALUE)
     OUTSTANDING - 100.00%                                              $ 327,275
                                                                        ==========

--------------------------------------------
Summary of Abbreviations:
     AMBAC - Insured by the AMBAC Indemnity Corporation
     FGIC - Insured by the Financial Guaranty Insurance Company
     MBIA - Insured by the Municipal Bond Insurance Associations

*Indicated bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2000

Viking Large-Cap Value Fund

<CONTENTS>
                                         SHARES              VALUE
                                       -----------------------------
Common Stocks  99.8%
Banks  8.8%
Chase Manhatten                           300            $   13,631
Fleet Boston Financial                    600                22,538
National City                             800                23,000
U.S. Bancorp                            1,000                29,188
Washington Mutual                         600                31,837
                                                         -----------
                                                            120,194
                                                         -----------
Chemical  9.5%
Air Products & Chemicals                  900                36,900
Akzo Nobel NV ADR                         500                26,625
DuPont                                    700                33,819
Rohm & Haas                               900                32,681
                                                         -----------
                                                            130,025
                                                         -----------
Computer/Communications Related  9.3%
Applied Materials                         500                19,094
Computer Associates                       500                 9,750
KLA-Tencor                              1,100                37,056
Novellus Systems                          800                28,750
Veeco Instruments                         800                32,100
                                                         -----------
                                                            126,750
                                                         -----------
Drug  5.7%
Abbott Laboratories                       600                29,063
Bristol-Myers Squibb                      400                29,575
Merck & Co.                               200                18,725
                                                         -----------
                                                             77,363
                                                         -----------
Drugstore  3.1%
CVS Corp.                                 700                41,956
                                                         -----------
                                                             41,956
                                                         -----------
Electronics  7.6%
Emerson Electric                          700                55,169
Kemet                                   1,200                18,150
TRW                                       800                31,000
                                                         -----------
                                                            104,319
                                                         -----------
Energy/Oil  10.0%
Anadarko Petroleum                        500                35,540
Conoco Inc. Class A                     1,200                34,350
Kerr-McGee                                400                26,775
Phillips Petroleum                        700                39,812
                                                         -----------
                                                            136,477
                                                         -----------
Energy/Non-Oil  4.2%
El Paso Energy                            800                57,300
                                                         -----------
                                                             57,300
                                                         -----------
Food  7.7%
Conagra Foods                           1,200                31,200
General Mills                             600                26,737
Heinz                                   1,000                47,438
                                                         -----------
                                                            105,375
                                                         -----------
Food Wholesalers/Retailers  2.5%
Albertson's                             1,300                34,450
                                                         -----------
                                                             34,450
                                                         -----------
Household Products  4.2%
Kimberly-Clark                            600                42,414
Procter & Gamble                          200                15,687
                                                         -----------
                                                             58,101
                                                         -----------
Industrial Products  10.3%
Dover                                     600                24,338
Ingersoll-Rand                            800                33,500
Kennametel                                500                14,562
Parker-Hannifin                           800                35,300
SPX                                       300                32,456
                                                         -----------
                                                            140,156
                                                         -----------
Medical Services/Supplies  2.3%
Tenet Healthcare                          700                31,106
                                                         -----------
                                                             31,106
                                                         -----------
Metals  3.5%
ALCOA                                   1,000                33,500
Rio Tinto PLC ADR                         200                14,413
                                                         -----------
                                                             47,913
                                                         -----------
Multi-Industry  1.8%
3M                                        200                24,100
                                                         -----------
                                                             24,100
                                                         -----------
Packaging  2.2%
Sealed Air                              1,000                30,500
                                                         -----------
                                                             30,500
                                                         -----------
Telecommunications  4.7%
SBC Communications                        500                23,875
Verizon Communications                    800                40,100
                                                         -----------
                                                             63,975
                                                         -----------
Transportation  2.5%
CNF Inc.                                1,000                33,813
                                                         -----------
                                                             33,813
                                                         -----------

Total Common Stocks (Cost $1,194,743)                     1,363,872

SHORT-TERM INVESTMENTS  3.1%
Financial Square Prime Obligations Fund                      43,000
                                                         -----------
Total Short-Term Investments
  (Cost $43,000)                                             43,000
                                                         -----------
TOTAL MARKET VALUE OF
  SECURITIES OWNED  102.9%
  COST ($1,237,743)                                       1,406,872

RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES  (2.9%)                                (39,753)
                                                         -----------
NET ASSETS APPLICABLE TO 123,408
  SHARES ($0.001 PAR VALUE)
  OUTSTANDING 100.0%                                     $1,367,119
                                                         ===========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

<CONTENTS>
Statements of Assets and Liabilities
December 31, 2000

                                                           Tax-Free Fund           Tax-Free Fund             Large-Cap
                                                          for Montana             for North Dakota           Value Fund
                                                          ---------------------------------------------------------------
ASSETS:
Investments in securities:
Cost                                                      $   1,120,886            $   314,148             $   1,237,743
Value                                                         1,142,490                323,779                 1,406,873
Cash                                                              9,083                    317                       298
Prepaid assets                                                    1,852                    565                     2,762
Interest & dividends receivable                                  15,397                  5,559                     1,515
Other assets                                                      3,557                  4,712                     2,977
                                                          ---------------------------------------------------------------
Total assets                                                  1,172,379                334,932                 1,414,425
                                                          ---------------------------------------------------------------
LIABILITIES:
Security purchases payable                                       31,189                      -                    32,148
Distributions payable                                             4,225                  1,403                     9,130
Other accounts payable and accrued expenses                       5,520                  6,254                     6,027
                                                          ---------------------------------------------------------------
Total liabilities                                                40,934                  7,657                    47,305
                                                          ---------------------------------------------------------------
NET ASSETS                                                    1,131,445                327,275                 1,367,120
                                                          ---------------------------------------------------------------
COMPONENTS OF NET ASSETS
  AT DECEMBER 31, 2000
Capital shares, $0.001 par value,
  unlimited shares authorized                                 1,112,544                318,440                 1,201,811
Net unrealized appreciation (depreciation)                       21,604                  9,630                   169,130
Accumulated net realized gain
  (loss) on investments                                          (2,703)                  (795)                   (3,821)
                                                          ---------------------------------------------------------------
NET ASSETS                                                $   1,131,445          $     327,275             $   1,367,120
                                                          ---------------------------------------------------------------
NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value                                      $   1,131,445          $     327,275             $   1,367,120
Shares outstanding                                              115,227                 32,905                   123,408
Net asset value per share                                 $        9.82          $        9.95             $       11.08
Maximum offering price per share
(net asset value per share divided by 95.50%,
95.50%, and 94.75%, respectively)                         $       10.28          $       10.42             $       11.69
                                                          ---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

<CONTENTS>
Statements of Operations
For the twelve months ended December 31, 2000

                                                           Tax-Free Fund           Tax-Free Fund             Large-Cap
                                                          for Montana             for North Dakota           Value Fund
                                                          ---------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $      18,211          $      12,484             $           -
Dividends                                                           596                    173                    22,841
                                                          ---------------------------------------------------------------
Total investment income                                          18,807                 12,657                    22,841
                                                          ---------------------------------------------------------------
EXPENSES:
Investment advisory fees                                          1,719                  1,072                     7,132
Administrative fees                                                 344                    217                     1,016
Distribution fees                                                   859                    541                     4,062
Transfer agent fees                                                 122                    189                     1,358
Accounting fees                                                     172                    108                       508
Professional fees                                                 8,140                  8,041                     8,140
Insurance                                                         3,381                  3,108                     5,178
Trustee fees                                                      1,333                  1,333                     1,333
Registration fees                                                   840                    306                     1,405
Custodian fees                                                      580                    580                       580
Other                                                                37                     51                       511
                                                          ---------------------------------------------------------------

Total expenses                                                   17,527                 15,546                    31,223
Less expenses waived or reimbursed                              (17,505)               (15,441)                  (17,512)
                                                          ---------------------------------------------------------------
Net expenses                                                         22                    105                    13,711
                                                          ---------------------------------------------------------------
NET INVESTMENT INCOME                                            18,785                 12,552                     9,130
                                                          ---------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized loss on investments                                 (1,988)                  (763)                   (3,821)
Net change in unrealized appreciation
  of investments                                                 27,561                 13,854                   169,433
                                                          ---------------------------------------------------------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                                            25,573                 13,091                   165,612
                                                          ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $      44,358          $      25,643             $     174,742
                                                          ===============================================================

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

<CONTENTS>
Statements of Changes in Net Assets
For the twelve months ended December 31, 2000

                                                           Tax-Free Fund           Tax-Free Fund             Large-Cap
                                                          for Montana             for North Dakota           Value Fund
                                                          ---------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
Net investment income                                     $      18,785          $      12,552             $       9,130
Net realized loss on investments                                 (1,988)                  (763)                   (3,821)
Net change in unrealized appreciation
  of investments                                                 27,561                 13,854                   169,433
                                                          ---------------------------------------------------------------
Net increase in net assets
  resulting from operations                                      44,358                 25,643                   174,742
                                                          ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           (18,785)               (12,552)                   (9,130)
Net realized gains                                                    -                      -                         -
                                                          ---------------------------------------------------------------
Total distributions to shareholders                              (18,785)               (12,552)                  (9,130)
                                                          ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                      1,140,265                263,823                  632,738
Proceeds from reinvestment of distributions                       14,954                 11,276                    1,386
Cost of shares repurchased                                      (194,306)               (88,446)                 (23,899)
                                                          ---------------------------------------------------------------
Increase in net assets derived from
  capital share transactions                                     960,913                186,653                  610,225
                                                          ---------------------------------------------------------------
NET INCREASE IN NET ASSETS                                       986,486                199,744                  775,837
                                                          ===============================================================
NET ASSETS:
Beginning of period                                              144,959                127,531                  591,283
End of period                                             $    1,131,445         $      327,275            $   1,367,120
                                                          ===============================================================

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

<CONTENTS>
Statements of Changes in Net Assets
For the period from (August 3, 1999) through December 31, 1999

                                                           Tax-Free Fund           Tax-Free Fund             Large-Cap
                                                          for Montana             for North Dakota           Value Fund
                                                          ---------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
Net investment income                                     $       1,663          $       1,410             $       1,273
Net realized loss on investments                                   (714)                   (33)                      133
Net change in unrealized appreciation
  of investments                                                 (5,956)                (4,223)                     (303)
                                                          ---------------------------------------------------------------
Net increase in net assets
  resulting from operations                                      (5,007)                (2,846)                    1,103
                                                          ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                            (1,663)                (1,410)                   (1,273)
Net realized gains                                                    -                      -                      (133)
                                                          ---------------------------------------------------------------
Total distributions to shareholders                              (1,663)                (1,410)                   (1,406)
                                                          ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                        164,110                261,217                  592,886
Proceeds from reinvestment of distributions                          572                  1,001                        -
Cost of shares repurchased                                       (13,053)              (130,431)                  (1,300)
                                                          ---------------------------------------------------------------
Increase in net assets derived from
  capital share transactions                                     151,629                131,787                  591,586
                                                          ---------------------------------------------------------------
NET INCREASE IN NET ASSETS                                       144,959                127,531                  591,283
                                                          ===============================================================
NET ASSETS:
Beginning of period                                                    -                      -                        -
End of period                                             $      144,959         $      127,531            $     591,283
                                                          ===============================================================

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

<CONTENTS>
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              For the Period          For the Period
                                                               from 01/01/00            from 8/3/991
                                                             through 12/31/00         through 12/31/99
                                                             -----------------------------------------
Net asset value, beginning of period                               $9.41                  $10.00
                                                             -----------------------------------------
Income (loss) from investment operations:
Net investment income                                               0.52                    0.15
Net realized and unrealized gain (loss) on investments              0.41                   (0.59)
                                                             -----------------------------------------
Total from investment operations                                    0.93                   (0.44)
                                                             -----------------------------------------
Less distributions from:
Net investment income                                              (0.52)                  (0.15)
Net realized gains                                                     -                       -
                                                             -----------------------------------------
Total distributions                                                (0.52)                  (0.15)
                                                             -----------------------------------------
Net asset value, end of period                                     $9.82                   $9.41
                                                             -----------------------------------------

Total return2                                                      10.23%                  (4.47)%


Ratios/supplemental data:
Net assets, end of period (000's)                                 $1,131                    $145
Ratio of net expenses to average net assets                         0.01%3                   0.00%3,4
Ratio of net investment income to average net assets                5.13%                   4.15%4
Portfolio turnover rate                                            21.12%                   4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,505 and $9,972. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 4.79% and 24.90% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

<CONTENTS>
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              For the Period           For the Period
                                                               from 01/01/00            from 8/3/991
                                                             through 12/31/00         through 12/31/99
                                                             -----------------------------------------
Net asset value, beginning of period                               $9.47                  $10.00
                                                             -----------------------------------------
Income (loss) from investment operations:
Net investment income                                               0.55                    0.18
Net realized and unrealized gain (loss) on investments              0.48                   (0.53)
                                                             -----------------------------------------
Total from investment operations                                    1.03                   (0.35)
                                                             -----------------------------------------
Less distributions from:
Net investment income                                              (0.55)                  (0.18)
Net realized gains                                                     -                       -
                                                             -----------------------------------------
Total distributions                                                (0.55)                  (0.18)
                                                             -----------------------------------------
Net asset value, end of period                                     $9.95                   $9.47
                                                             -----------------------------------------

Total return2                                                      11.30%                  (3.56)%


Ratios/supplemental data:
Net assets, end of period (000's)                                   $327                    $128
Ratio of net expenses to average net assets                         0.05%3                   0.00%3,4
Ratio of net investment income to average net assets                5.73%                   4.28%4
Portfolio turnover rate                                            16.16%                   0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 7.10% and 29.72% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

<CONTENTS>
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              For the Period           For the Period
                                                               from 01/01/00            from 8/3/991
                                                             through 12/31/00         through 12/31/99
                                                             -----------------------------------------
Net asset value, beginning of period                             $9.90                    $10.00
                                                             -----------------------------------------
Income (loss) from investment operations:
Net investment income                                             0.07                      0.02
Net realized and unrealized gain (loss) on investments            1.18                     (0.10)
                                                             -----------------------------------------

Total from investment operations                                  1.25                     (0.08)
                                                             -----------------------------------------
Less distributions from:
Net investment income                                            (0.07)                    (0.02)
Net realized gains                                                   -                         -
                                                             -----------------------------------------
Total distributions                                              (0.07)                    (0.02)
                                                             -----------------------------------------
Net asset value, end of period                                  $11.08                     $9.90
                                                             -----------------------------------------
Total return2                                                    12.67%                    (0.77)%


Ratios/supplemental data:
Net assets, end of period (000's)                              $1,367                       $591
Ratio of net expenses to average net assets                      1.35%3                     1.35%3,4
Ratio of net investment income to average net assets             0.90%                      0.83%4
Portfolio turnover rate                                         48.97%                      6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,512 and $11,025. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 3.07% and 8.58% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS

Notes to Financial Statements
December 31, 2000


1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of three series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap"), a diversified Fund, seeks long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Security Transactions, Investment Income, Expenses and Distributions - Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Original issue discounts and market premiums are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  CAPITAL STOCK
Transactions in capital shares were as follows:

<CONTENTS>
                                                  Tax-Free Fund      Tax-Free Fund       Large-Cap
                                                   for Montana      for North Dakota     Value Fund
                                                  ---------------------------------------------------
                                                  For the Period    For the Period     For the Period
                                                  from 01/01/00     from 01/01/00      from 01/01/00
                                                 through 12/31/00  through 12/31/00  through 12/31/00
                                                  ---------------------------------------------------
Shares sold                                          123,371             27,567            65,961
Shares issued in reinvestment of distributions         1,560              1,178               140
Shares redeemed                                      (25,114)            (9,312)           (2,434)
                                                  ---------------------------------------------------
Net Increase                                          99,817             19,433            63,667
                                                  ===================================================


4.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets and 0.70% to the Large-Cap Fund's daily net assets. The Large-Cap Fund recognized $1,717 of investment advisory fees after a partial waiver for the twelve months ended December 31, 2000. On December 31, 2000, the Large-Cap Fund had a payable to VFM for investment advisory fees of $356. Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On December 31, 2000, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund had payable to VFM for transfer agent out-of-pocket expenses of $46, $65 and $20, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts.

For the period ending December 31, 2000, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $7,818, $483 and $3,990 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund, respectively. On December 31, 2000, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund had payables to VFD for underwriting fees of $89, $148 and $3, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis and the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis.

On December 31, 2000, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund had receivables from VFM for reimbursement of certain expenses of $3,557, $4,712 and $2,977, respectively. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

5. INCOME TAXES No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At December 31, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund had capital losses of $2,703, $795 and $3,821 respectively, which may be carried over to offset future capital gains. Such losses expire in 2008.

At December 31, 2000, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

<CONTENTS>
                                  Tax-Free Fund            Tax-Free Fund            Large-Cap
                                   for Montana            for North Dakota          Value Fund
                                  -------------------------------------------------------------
Investments as cost               $ 1,120,886               $   314,148             $ 1,237,743
                                  -------------------------------------------------------------
Unrealized appreciation                22,493                    10,152                 240,063
Unrealized depreciation                  (889)                     (522)                (70,933)
                                  -------------------------------------------------------------
Net unrealized appreciation       $    21,604               $     9,630             $   169,130
                                  =============================================================

6.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2000 were as follows:

                     Tax-Free Fund          Tax-Free Fund          Large-Cap
                      for Montana          for North Dakota        Value Fund
                     --------------------------------------------------------
Purchases            $ 1,151,829            $   250,283           $ 1,111,347
Sales                $    77,329            $    35,372           $   497,781


7.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

[VIKING MUTUAL FUNDS LOGO]

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Bruce C. Adams
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
Fox Asset Management, Inc.
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First International Bank & Trust
3001 25th Street South
Fargo, ND 58103

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

Dealer Services
1-800-933-8513

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest. To obtain a prospectus, contact your investment professional or Viking Mutual Funds.